Document and Entity Information	Oct. 19, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001848795
Document Type	8-K
Document Period End Date	Oct. 19, 2022
Entity Registrant Name	GIGINTERNATIONAL1, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40424
Entity Tax Identification Number	86-2256255
Entity Address, Address Line One	1731 Embarcadero Rd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	(650)
Local Phone Number	276-7040
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Common Stock 0.0001 Par Value And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	GIWWU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	GIW
Security Exchange Name	NASDAQ
Redeemable Warrants Each Full Warrant Exercisable For One Share Of Common Stock For An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each full warrant exercisable for one share of common stock for an exercise price of $11.50 per share
Trading Symbol	GIWWW
Security Exchange Name	NASDAQ